Fair Value Measurements (Details 2) - Warrant [Member] - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assumptions [Abstract]
Risk-free interest rates	0.56%
Risk-free interest rates, minimum			0.58%
Risk-free interest rates, maximum			0.93%
Expected life	1 year 10 months 2 days	3 years
Expected dividends	0.00%	0.00%	0.00%
Expected volatility	93.00%
Expected volatility, minimum		71.00%	71.00%
Expected volatility, maximum		83.00%	97.00%
Vycor Common Stock fair value	$ 1.84
Vycor common stock fair value minimum		$ 1.88	$ 1.79
Vycor common stock fair value maximum		$ 2.39	$ 2.70
Minimum [Member]
Fair Value Assumptions [Abstract]
Risk-free interest rates		0.68%
Expected life			2 years 1 month 2 days
Maximum [Member]
Fair Value Assumptions [Abstract]
Risk-free interest rates		0.93%
Expected life			3 years